Loss per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Loss per share

17. Loss per share

As of December 31, 2018 and 2017, the Company has one category of shares, which are common shares. As of December 31, 2016, the Company’s shares were comprised of ordinary shares, consisting of both common shares and non-voting shares, and series A and series B preferred shares. The Company’s non-voting shares and series A and series B preferred shares were converted into common shares upon the closing of the IPO on January 25, 2017.

For the year ended December 31, 2016, as the series A and series B preferred shares participated with ordinary shares in the profit or loss on a pro-rata basis, the net loss was allocated to each class pro-rata to their weighted average number of shares outstanding during the period.

The basic loss per share is calculated by dividing the loss of the period attributable to the ordinary shares by the weighted average number of ordinary shares (common and non-voting) outstanding during the period as follows:

Year ended December 31, 2018
Common shares
Net loss attributable to shareholders (in USD ‘000)	(76,716)
Weighted average number of shares outstanding	40,172,498
Basic and diluted loss per share (in USD)	(1.91)

Year ended December 31, 2017
Common shares
Net loss attributable to shareholders (in USD ‘000)	(66,926)
Weighted average number of shares outstanding	29,799,047
Basic and diluted loss per share (in USD)	(2.25)

	Year ended December 31, 2016
	Preferred B shares	Preferred A shares	Common and non-voting shares
Net loss attributable to shareholders (in USD ‘000)	(15,516)	(10,910)	(3,776)
Weighted average number of shares outstanding	11,079,549	7,790,475	2,695,898
Basic and diluted loss per share (in USD)	(1.40)	(1.40)	(1.40)

For the year ended December 31, 2018, 430,625 non-vested shares and 3,028,275 shares issuable upon the exercise of stock-options, which would have an anti-dilutive impact on the calculation of the diluted earnings per share, were excluded from the calculation. For the year ended December 31, 2017, 778,134 non-vested shares and 1,866,740 shares issuable upon the exercise of stock-options were excluded. For the year ended December 31, 2016, 1,237,662 non-vested shares and no shares issuable upon the exercise of stock-options were excluded.